CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income (loss)	$ (339)	$ 360	$ 152	$ (560)
Adjustments for the following non-cash items:
Depreciation	312	327	657	633
Unrealized financial instruments (gain) loss	(38)	16	(66)	(92)
Share of loss from equity-accounted investments	7	3	22	0
Deferred income tax (recovery) expense	(3)	(16)	10	9
Other non-cash items	30	5	46	29
Remeasurement of BEPC exchangeable shares and class B shares	277	(380)	(271)	683
Dividends received from equity-accounted investments	7	1	7	2
Cash flows from (used in) operations before changes in related parties and working capital balances	253	316	557	704
Changes in due to or from related parties	21	(21)	53	3
Net change in working capital balances	(134)	(42)	(213)	137
Cash flows from (used in) operating activities	140	253	397	844
Financing activities
Proceeds from non-recourse borrowings	717	346	1,480	696
Repayment of non-recourse borrowings	(634)	(657)	(1,381)	(1,002)
Capital contributions from non-controlling interests	43	51	125	103
Return of capital to non-controlling interests	36	0	36	0
Exchangeable share issuance	0	251	0	251
Distributions paid:
To participating non-controlling interests	(188)	(188)	(264)	(321)
Related party borrowings, net	16	(34)	131	(320)
Net cash flows from (used in) financing activities	(82)	(231)	55	(593)
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	0	0	0	(81)
Acquisition of equity-accounted investments	0	(3)	0	(3)
Investment in property, plant and equipment	(199)	(158)	(476)	(320)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	105	0	(8)	3
Proceeds from disposal of securities	86	103	86	103
Restricted cash and other	(43)	(37)	(24)	(24)
Cash flows from (used in) investing activities	(51)	(95)	(422)	(322)
Foreign exchange gain (loss) on cash	(30)	14	(39)	27
Increase (decrease)	(23)	(59)	(9)	(44)
Net change in cash classified within assets held for sale	(2)	(3)	(4)	(3)
Balance, beginning of year	639	657	627	642
Balance, end of year	614	595	614	595
Supplemental cash flow information:
Interest paid	384	330	718	600
Interest received	14	15	38	29
Income taxes paid	$ (3)	$ 90	$ 27	$ 113